Business Combinations (Tables)	12 Months Ended
Dec. 31, 2024
Business combinations [Abstract]
Schedule of Interest Acquired

The Company made the following acquisitions from January 1, 2022, to December 31, 2024:

Base date	Target Company	Surname	Interest acquired (%)
January 2022	Ambipar Response Dracares Apoio Marítimo e Portuário S/A.	Dracares	51
January 2022	Ambipar Flyone Serviço Aéreo Especializado, Comércio e Serviço S/A.	Flyone	51
January 2022	RG Response S.A.	RG Response	51
February 2022	Ambipar Response Emergency Services Canada F Inc.	First Response	100
June 2022	Ambipar Response Analytical S/A.	Bioenv	51
July 2022	Ambipar Response Fauna e Flora Ltda	CTA	100
July 2022	Ambipar Response Emergency Services Canada G Inc.	Graham	100
July 2022	Ambipar Response Tank Cleaning S/A	C-Tank	51
August 2022	Ambipar Response Canada Inc.	Ridgeline	100
November 2022	Witt O´Briens LLC	Witt O’Brien’s	100
April 2023	Ambipar Response Marine S/A	Girassol	80
April 2023	Ambipar Response Industrial Services S/A	Plimsoll	51
April 2023	Ambipar Response Environmental Consulting Offshore S/A	Ekman	60
April 2023	DFA Contracting Ltd	DFA	100
July 2023	Ambipar Response Remediation S.A.	Solução Ambiental	51
October 2023	Ambipar Response Maritime Services PDA S.A.	Zenith	60
October 2023	1653395 Alberta Ltd (“165 AB”)	Alberta Ltd	100
October 2023	Ambipar Response Emergency Medical Services R S.A.	SMR	70
October 2023	Ambipar Response Emergency Medical Services H S.A.	SSMR	70
October 2023	Ambipar Response Emergency Medical Services S S.A.	SSR	70
December 2023	Ambipar Response Industrial Robot S.A.	Unidroid	51

Schedule of Assets and Liabilities Acquired at Fair Value
Assets and liabilities acquired at fair value(*)	Girassol	Ekman	Plimsoll	DFA	Solução Ambiental	Zenith	Industrial Robot	SMR	SSMR	SSR	Alberta Ltd	Total
Current assets
Cash and cash equivalents	1,526	2,924	8,420	9,597	1,953	473	1,020	3,240	793	882	680	31,508
Trade and other receivables	1,501	425	4,664	13,474	9,023	492	—	6,705	1,481	1,153	58,285	97,203
Inventories	50	—	—	—	8,965	—	1,789	912	126	270	6,248	18,360
Other assets	112	7	753	517	5,437	427	234	355	112	1,535	39,705	49,194
Non-Current assets
Other assets	943	—	—	—	103	114	1,501	4,985	548	440	166,887	175,521
Property, Plant and Equipment	3,425	490	1,894	9,096	29,210	1,075	89	7,766	7,138	6,453	28,024	94,660
Intangible assets	25	8	—	—	94	369	—	16	—	11	—	523
Goodwill	—	—	—	—	—	—	—	—	—	—	213,123	213,123
Separately Identified Intangibles	—	—	—	—	—	—	900	—	—	—	—	900
Added Value of Fixed Assets	—	—	—	2,699	—	—	—	—	—	—	—	2,699
Current liabilities
Trade and other payables	(122)	—	(1,677)	(1,371)	(1,534)	(59)	(7)	(1,742)	(179)	(218)	(62,309)	(69,218)
Loans and Financing	(47)	—	(525)	—	(6,279)	—	—	(635)	(848)	(1,431)	—	(9,765)
Employee benefits	(950)	(2)	(924)	—	(979)	(396)	—	(4,245)	(1,272)	(749)	30	(9,487)
Current income tax payable	(160)	(290)	(3,283)	—	(2,511)	(134)	—	(2,629)	(594)	(384)	(9,263)	(19,248)
Other liabilities	(450)	(1,332)	(5,581)	(16)	(17,445)	(20)	(11)	(1,155)	(2)	(143)	(63,898)	(90,053)
Non-current liabilities
Loans and Financing	—	—	—	(1,258)	(4,723)	(229)	—	(370)	—	(4,752)	(7,799)	(19,131)
Other liabilities	(55)	—	—	(11,081)	(99)	(49)	(2,731)	(1,515)	(5)	(2,363)	(73,236)	(91,134)
(-) Deferred taxes on Added Value	—	—	—	(918)	—	—	(306)	—	—	—	—	(1,224)
Attributable to the non-controlling Shareholders of the Company	—	—	—	—	(1,278)	—	—	—	—	—	—	(1,278)
Total identifiable net assets	5,798	2,230	3,741	20,739	19,937	2,063	2,478	11,688	7,298	704	296,477	373,153
Assets and liabilities acquired at fair value(*)	Girassol	Ekman	Plimsoll	DFA	Solução Ambiental	Zenith	Industrial Robot	SMR	SSMR	SSR	Alberta Ltd	Total
Total amount of the consideration transferred	10,345	6,170	29,357	52,084	55,601	1,009	4,500	45,243	6,770	15,766	506,759	733,604
(-) Cash acquired	(1,526)	(2,924)	(8,420)	(9,597)	(1,953)	(473)	(1,020)	(3,240)	(793)	(882)	(680)	(31,508)
(-) Assumed amount of the obligation to pay	(5,173)	(4,134)	(14,679)	(17,166)	(34,286)	(673)	(3,000)	(45,243)	(6,770)	(15,766)	(138,316)	(285,206)
Cash paid, net of cash received	3,646	(888)	6,258	25,321	19,362	(137)	480	(3,240)	(793)	(882)	367,763	416,890

Primary	—	—	—	—	—	—	1,500	—	—	—	—	1,500
Secondary	10,345	6,170	29,357	52,084	55,601	1,009	3,000	45,243	6,770	15,766	138,499	363,844
Non-cash value	—	—	—	—	—	—	—	—	—	—	368,260	368,260
Total amount of consideration transferred	10,345	6,170	29,357	52,084	55,601	1,009	4,500	45,243	6,770	15,766	506,759	733,604

Primary	—	—	—	—	—	—	—	—	—	—	—	—
Secondary	(5,173)	(4,134)	(14,679)	(17,166)	(34,286)	(673)	(3,000)	(45,243)	(6,770)	(15,766)	(138,316)	(285,206)
Non-cash value	—	—	—	—	—	—	—	—	—	—	—	—
(-) Assumed value of the obligation to pay	(5,173)	(4,134)	(14,679)	(17,166)	(34,286)	(673)	(3,000)	(45,243)	(6,770)	(15,766)	(138,316)	(285,206)

Determining goodwill(*)
Total amount of the consideration transferred, Net	10,345	6,170	29,357	52,084	55,601	1,009	4,500	45,243	6,770	15,766	506,759	733,604
Total amount of identifiable net liabilities	(4,638)	(1,338)	(1,908)	(20,739)	(10,167)	(1,238)	(1,264)	(8,182)	(5,109)	(493)	(296,476)	(351,552)
Goodwill paid resulting from expected future profitability	5,707	4,832	27,449	31,345	45,434	(229)	3,236	37,061	1,661	15,273	210,283	382,052
Assets and liabilities acquired at fair value(*)	Girassol	Ekman	Plimsoll	DFA	Solução Ambiental	Zenith	Industrial Robot	SMR	SSMR	SSR	Alberta Ltd	Total
Date of acquisition	03/21/2023	04/14/2023	04/26/2023	04/27/2023	07/10/2023	10/04/2023	12/20/2023	10/13/2023	10/13/2023	10/13/2023	09/30/2023
Control start month	04/2023	04/2023	04/2023	04/2023	07/2023	10/2023	12/2023	10/2023	10/2023	10/2023	10/2023
Company that acquired control	Ambipar Response Dracares Apoio Marítimoe Portuário Ltda	Ambipar Response Espírito Santo S.A.	Ambipar Tank Cleaning S/A	Ambipar Holding Canadá Inc.	Ambipar Response Espírito Santo S.A.	Ambipar Response Marine S/A	Ambipar Tank Cleaning S/A	Emergência Participações S.A.	Emergência Participações S.A.	Emergência Participações S.A.	Ambipar Response Industrial Services Canada
Acquisition Value	R$10,345	R$6,170	R$29,357	CAD14,135	R$55,601	R$1,009	R$4,500	R$45,243	R$6,770	R$15,766	CAD138,755
Percentage acquired	80%	60%	51%	100%	51%	60%	51%	70%	70%	70%	70%

(*)      On the acquisition date, although the Company assesses the base date of the initial balance sheet of the acquirees for the purpose of determining the allocation of the purchase price and goodwill (negative goodwill). These acquisitions have an interim report. The goodwill for expected future profitability in 2023 was R$ 382,052 (R$ 508,174 in 2022).

(**)    In 2023, the Company spent R$ 47,131 (R$ 1,090,040 in 2022) on acquisitions of companies, as mentioned in the cash flow statement, in investment activities, from business combinations with third parties.

Schedule of Acquired Companies Contributed with the Net Revenue and Profit to the Group's Results

For December 31, 2024, December 31, 2023 and December 31, 2022, the acquired companies contributed with the following net revenue and profit to the Company’s results.

	December 31, 2024		December 31, 2023		December 31, 2022
	Net Revenue	Profit for the year	Net Revenue	Profit for the year	Net Revenue	Profit for the year
First Response Inc	—	—	—	—	106,978	38,159
Dracares Apoio Marítimo e Portuário Ltda. and MB Transportes Aquaviários Ltda	—	—	—	—	61,430	10,479
Flyone Serviço Aéreo Especializado, Comércio e Serviço Ltda	—	—	—	—	55,900	2,750
RG Consultoria Técnica Ambiental S.A. and RG Consultoria Técnica Ambiental Brasil Ltda	—	—	—	—	9,314	1,596
Ambipar Response Analytical S/A.	—	—	—	—	3,021	693
Ambipar Response Fauna e Flora Ltda.	—	—	—	—	25,080	(5,775)
Graham Utility Hydrovac Services	—	—	—	—	4,209	211
Ambipar Response Tank Cleaning S/A	—	—	—	—	60,484	43,059
Ridgeline Canada Inc.	—	—	—	—	45,468	6,647
Witt O´Briens LLC	—	—	—	—	168,461	18,342
Ambipar Response Marine S/A	—	—	12,968	4,263	—	—
Ambipar Response Industrial Services S/A	—	—	51,637	4,120	—	—
Ambipar Response Environmental Consulting Offshore	—	—	4,955	402	—	—
DFA Contracting Ltd	—	—	35,485	3,765	—	—
Ambipar Response Remediation S.A.	—	—	—	(2)	—	—
Ambipar Response Remediation Ltda	—	—	24,442	6,689	—	—
RMC2 Soluções Ambientais Ltda	—	—	7,351	(1,456)	—	—
Zenith Maritima Eireli	—	—	823	293	—	—
Unidroid Robotica do Brasi Ltda	—	—	—	(160)	—	—
Alberta Ltd	—	—	—	(13)	—	—
Bulldog Energy Group	—	—	58,536	9,475	—	—
SMR Socorro Médico e Resgate Ltda	—	—	18,085	702	—	—
SSMR Saúde Ocupacional Ltda EPP	—	—	4,623	287	—	—
SSR Serviços de Segurança e Resgate Ltda EPP	—	—	4,233	176	—	—
	—	—	223,138	28,541	540,345	116,161

Schedule of Management Estimation on the Combined Revenue and Profit for the Year

If the above acquisitions had occurred on January 1st, 2024, January 1st, 2023, and January 1st, 2022, management estimates that the consolidated net revenue and profit for the year would have been the following

	December 31, 2024	December 31, 2023	December 31, 2022
Net Revenue	3,248,442	2,777,354	2,534,127
Profit for the year	58,759	43,377	317,894

Schedule of Payment Schedule for Obligations Due to Investment Acquisition	The payment schedule for obligations due to investment acquisition:
Year of maturity
2025	95,413
2026	10,762
2027	3,000
109,175

Current	95,413
Non-current	13,762